Supplement dated 7-2-10 to the current Class A shares Prospectus
The front cover of the Fund’s prospectus is amended and restated to reflect the addition of the share class ticker symbol as follows:
CLASS A: JVMAX
You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

Supplement dated 7-2-10 to the current Class ADV shares Prospectus
The front cover of the Fund’s prospectus is amended and restated to reflect the addition of the share class ticker symbol as follows:
CLASS ADV: JVMVX
You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

Supplement dated 7-2-10 to the current Class I shares Prospectus
The front cover of the Fund’s prospectus is amended and restated to reflect the addition of the share class ticker symbol as follows:
CLASS I: JVMIX
You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

Supplement dated 7-2-10 to the current Statement of Additional Information
The first page of the Fund’s Statement of Additional Information is amended and restated to reflect the addition of the new share class ticker symbols as follows:

Class:	Ticker:
A	JVMAX
I	JVMIX
ADV	JVMVX
NAV	—
You should read this Supplement in conjunction with Statement of Additional Information and retain it for future reference.